Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Schedule of Equipment Lease Liability

December 31,
2019
Balance, opening	$-
Initial recognition of lease liability	41,713
Interest	1,037
Change in estimated cash flows and assumptions	14
Payments - principal and interest	(3,764)
$39,000
Non-current portion of Equipment Lease liability	$29,158
Current portion of Equipment Lease liability	$9,842